LONG-TERM BORROWINGS DUE TO RELATED PARTY - Future maturities (Details) - Related party	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
2023	¥ 999,530	$ 149,234
2024	1,065,921	159,147
2025	1,164,755	173,903
2026	1,272,753	190,028
2027	1,390,765	207,647
Thereafter	616,882	92,103
Total	¥ 6,510,606	$ 972,062	¥ 7,406,617